Subsequent events	12 Months Ended
Dec. 31, 2025
Subsequent events
Subsequent events

Note 30. Subsequent events

The Company has evaluated subsequent events through the date the consolidated financial statements were authorized for issuance. Except as otherwise noted below, there are no subsequent events that require disclosure.

In March 2026, the Company completed a settlement agreement with Sportscastr Inc. For more information, refer to Note 28 Contingencies.